Financial Instruments - Disclosure of Detailed Information about Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 2,243,701	R$ 2,183,356
Financial liabilities	1,895,351	1,597,067
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	232,224	243,852
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,300	44,342
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	280,091	223,302
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,686,086	1,671,860
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	260,119	241,257
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	160,184	119,455
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	966,632	861,542
Retirement plans liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 508,416	R$ 374,813